8. WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of Investments, Other than Investments in Related Parties [Abstract]
8. WARRANTS

NOTE 9 – WARRANTS

Warrants outstanding and exercisable at September 30, 2017 are as follows:

Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.50	3,056,670	4.42	3,056,670
0.60	50,000	2.52	50,000
0.65	2,364,000	4.81	2,364,000
0.83	100,000	3.30	100,000
0.90	5,070,002	1.97	5,070,002
1.00	670,000	0.22	670,000
1.06	146,200	1.23	146,200
3.00	407,475	1.11	407,475
	11,864,347	3.04	11,864,347

A summary of the warrant activity for the nine months ended September 30, 2017 is as follows

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2016	15,448,056	$0.81	2.4	4,225,936
Grants	4,484,000	0.58		—
Exercised	(7,248,668)	0.68
Expired	(819,041)	0.48
Outstanding at September 30, 2017	11,864,347	$0.83	3.0	$—

Vested and expected to vest at September 30, 2017	11,864,347	$0.83	3.0	$—
Exercisable at September 30, 2017	11,864,347	$0.83	3.0	$—

The aggregate intrinsic value outstanding stock warrants was $0, based on warrants with an exercise price less than the Company’s stock price of $0.332 as of September 30, 2017, which would have been received by the warrant holders had those warrant holders exercised their warrants as of that date.

On July 21, 2017, upon the sale of the Company’s common stock, the Company issued 2,394,000 warrants to purchase the Company’s common stock at $0.65 per share, exercisable through July 21, 2022. These warrants contain certain anti-dilutive (reset) provisions (See Note 7).

On August 24, 2017, in connection with the issuance of convertible notes, the Company granted to the same investors five year warrants to purchase an aggregate of 2,090,000 shares of the Company’s common stock at $0.50 per share. The warrants may be exercised any time after the issuance through and including the fifth (5th) anniversary of its original issuance. These warrants contain certain anti-dilutive (reset) provisions (See Note 7).

NOTE 8 – WARRANTS

From September 2014 to March 31, 2015, in connection to the sale of 1,722,000 shares of common stock, the Company granted three−year warrants to purchase an aggregate of 861,000 shares of its common stock at $1.00 per share. The warrants may be exercised any time after the issuance through and including the third (3rd) anniversary of its original issuance. The warrants have a fair market value of $168,358. The fair market value was calculated using the Black-Scholes options pricing model, assuming approximately 1% risk-free interest, 0% dividend yield, 150% volatility, and expected life of 3 years. See Note 6 for further discussion.

On February 27, 2015, the Company issued warrants for a nominal amount to purchase 100,000 shares of common stock at $0.50 per share to certain service providers, valued at $43,704.

On April 8, 2015, the Company issued warrants to purchase 50,000 shares of its common stock at $0.60 per share to certain service providers, valued at $51,378.

In July 2015, a shareholder retired 1,000,000 shares of registered common stock in exchange for 1,000,000 warrants exercisable at $0.001 per share for a period of three years.

On July 30, 2015, the Company issued warrants to purchase 175,000 shares of its common stock at $0.90 per share to certain service providers, valued at $100,340

On November 9, 2015, in connection to the sale of 815,500 shares of its common stock, the Company granted three−year warrants to purchase an aggregate of 407,475 shares of its common stock at $3.00 per share. The warrants may be exercised any time after the issuance through and including the third (3rd) anniversary of its original issuance.

In December 2015, the Company issued 146,200 three-year warrants with an exercise price of $1.06 to our holders of outstanding warrants issued in conjunction with our September 15, 2014 to March 11, 2015 offering. These warrants were issued in exchange for the holder agreeing to waive certain provisions providing price protection of the warrant received in the September 15, 2014 to March 11, 2015 offering.

During the year ended December 31, 2015, warrants to purchase 1,340,000 shares of common stock at $0.40 per share were exercised for gross proceeds to the Company of $536,000. Over the same time period, warrants to purchase 1,086,341 shares of common stock at $0.001 per share were exercised for gross proceeds to the Company of $1,086. In October 2015, a shareholder exercised 100,000 warrants to purchase shares of common stock at $1.00 per share through the warrant’s cashless provision pursuant to which he was issued 41,995 shares of common stock at $1.00 per share for no gross proceeds to the Company.

In January 2016, the Company issued warrants to purchase 100,000 shares of common stock at $0.83 per share to certain service providers. The estimated fair value of $68,369 was charged to current period operations. The fair market value was calculated using the Black Scholes Option Pricing Model, assuming approximately 1.46% risk-free interest, 0% dividend yield, 119.14% volatility, and expected life of five years.

In February 2016, the Company issued warrants to purchase 35,000 shares of common stock at $1.00 per share to a service provider. The estimated fair value of $24,301was charged to current period operations. The fair market value was calculated using the Black Scholes Option Pricing Model, assuming approximately 0.71% risk-free interest, 0% dividend yield, 117.43% volatility, and expected life of 3 years.

On March 24, 2016, in connection with the issuance of convertible notes, the Company granted to the same investors five-year warrants to purchase an aggregate of 1,514,669 shares of the Company’s common stock at $1.00 per share. The warrants may be exercised any time after the issuance through and including the fifth (5th) anniversary of its original issuance. The warrants have a fair market value of $910,596. The fair market value was calculated using the Binomial Option Pricing Model, assuming approximately 0.47% risk-free interest, 0% dividend yield, 112.3% volatility, and expected life of five years.

In August and September 2016, the Company issued an aggregate of 3,385,002 warrants to purchase the Company’s common stock at $0.90 per share, exercisable for three years in connection with the sale of common stock.

In August 2016, upon the sale of the Company’s common stock, the Company issued an additional 1,514,669 warrants to purchase the Company’s common stock at $0.50 per share, exercisable through March 14, 2021. The exercise price of the previously issued 1,514,669 warrants issued in connection with the debt was reset from $1.00 per share to $0.50.

In October 2016, upon the sale of the Company’s common stock, the Company issued an additional 6,659,000 warrants to purchase the Company’s common stock at $0.90 per share, exercisable through October 26, 2019.

Warrants outstanding and exercisable on December 31, 2016 are as follows:

Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.001	1,000,000	1.53	1,000,000
0.40	1,604,041	0.23	1,604,041
0.50	1,619,338	4.14	1,619,338
0.60	50,000	3.27	50,000
0.83	100,000	4.04	100,000
0.90	9,725,002	2.76	9,725,002
1.00	796,000	0.93	796,000
1.06	146,200	1.98	146,200
3.00	407,475	1.86	407,475
	15,448,056	2.44	15,448,056

A summary of the warrant activity for the two years ended December 31, 2016 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2015	9,324,000	$0.26	4.3
Grants	2,220,950	0.11	5.0
Exercised	(2,526,341)	0.25	1.3
Canceled	-	-	-
Outstanding at December 31, 2015	9,018,609	$0.42	2.26	6,857,509
Grants	13,164,340	0.72	2.51	-
Exercised	(6,734,893)	0.25
Canceled	-
Outstanding at December 31, 2016	15,448,056	$0.81	2.4	$4,225,936

Vested and expected to vest at December 31, 2016	15,448,056	$0.81	2.4	$4,225,936
Exercisable at December 31, 2016	15,448,056	$0.81	2.4	$4,225,936

The aggregate intrinsic value outstanding stock warrants was $4,225,936, based on warrants with an exercise price less than the Company’s stock price of $1.03 as of December 31, 2016, which would have been received by the warrant holders had those warrant holders exercised their warrants as of that date.